Summary of Significant Accounting Policies - Schedule of Intangible Assets is Calculated on a Straight-Line Basis Over the Estimated Useful Life (Details)	Dec. 31, 2025
Schedule of Intangible Assets is Calculated on a Straight-Line Basis Over the Estimated Useful Life [Abstract]
Trademark	20 years